Other Current and Long-term Liabilities	6 Months Ended
Jun. 30, 2012
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

9       Other Current and Long-term Liabilities

Other current liabilities consisted of the following (in thousands):

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$113,149	$120,623
Other current liabilities	365	—
Total	$113,514	$299,300

Other long-term liabilities consisted of the following (in thousands):

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$256,593	$291,829
Other long-term liabilities	8,455	7,471
Total	$265,048	$299,300

Other long-term liabilities mainly consist of $4.8 million and $4.7 million as June 30, 2012 and December 31, 2011, respectively, in relation to a deferred fee accrued pursuant to the Bank Agreement (refer to Note 10, Long-Term Debt), which will be cash settled on December 31, 2014 and is recorded at amortized cost.

In respect of the fair value of swaps, refer to Note 11a, Financial Instruments — Cash Flow Interest Rate Swap Hedges.